Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	TOCQUEVILLE TRUST
Central Index Key	0000801444
Amendment Flag	false
Document Creation Date	Feb. 15, 2019
Document Effective Date	Feb. 15, 2019
Prospectus Date	Feb. 15, 2019
The Tocqueville Fund | The Tocqueville Fund
Prospectus:
Trading Symbol	TOCQX
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund
Prospectus:
Trading Symbol	TOPPX
The Tocqueville Gold Fund | The Tocqueville Gold Fund
Prospectus:
Trading Symbol	TGLDX
The Tocqueville Phoenix Fund | The Tocqueville Phoenix Fund
Prospectus:
Trading Symbol	TOPHX
The Tocqueville Select Fund | The Tocqueville Select Fund
Prospectus:
Trading Symbol	TSELX